Schedule of amount recognized in the consolidated balance sheets (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Leases
Right-of-use assets	$ 8,047	$ 10,267	$ 30,940
Current	10,358	13,215	35,812
Non-current
Total operating lease liabilities	$ 10,358	$ 13,215	$ 35,812